UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Name:     John Hancock Life Insurance Company (U.S.A.)
Address:  601 Congress Street
          Boston, MA 02110-2805

Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maureen Milet
Title:   Vice President & Chief Compliance Officer-Investments
Phone:   (617) 572-0203


            Maureen Milet          Boston, MA           February 25, 2013
            -------------          -------------        -----------------
            [Signature]            [City, State]        [Date]

NOTE: The original filing was made under the name John Hancock Life Insurance Company.


Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             2

Form 13F Information Table Entry Total:                                       76

Form 13F Information Table Value Total:                  US $247,192 (thousands)


List of Other Included Managers:

No.       Form 13F File Number      Name
1                                   Maritime Life Assurance Company
2                                   Hancock Venture Partners, Inc. (formerly
                                    John Hancock Venture Capital Management)

                                                                Shares
                                              CUSIP    Value    or Prn   SH/  Put/  Investment  Other          VOTING AUTHORITY
Name of Issuer              Title of Class    Number (x$1000)   Amount   PRN  Call  Discretion  Manager  SOLE       SHARED     NONE
ABER DIAMOND CORP           COM              002893105    289    17,000   SH        DEFINED     1               0    17,000      0
AGNICO EAGLE MINES, LTD     COM              008474108    229    17,600   SH        DEFINED     1               0    17,600      0
ALLIANCE ATLANTIS           COM              01853E207    194     9,400   SH        DEFINED     1               0     9,400      0
ALLIANCE FORST. PROD.       COM              01859J108    148     9,000   SH        DEFINED     1               0     9,000      0
AMPEX CORP.                 COM              032092108     63   186,411   SH        SOLE                  186,411         0      0
BALLARD POWER SYSTEMS       COM              05858H104  2,029    28,200   SH        DEFINED     1               0    28,200      0
BELL CANADA INTL.           COM              077914109    107     6,500   SH        DEFINED     1               0     6,500      0
BIOMIRA, INC.               COM              09161R106    164    15,600   SH        DEFINED     1               0    15,600      0
BROOKFIELD PPTYS            COM              112900105    728    25,109   SH        DEFINED     1               0    25,109      0
BUDGET GROUP, INC.          COM              119003101  3,146 1,310,679   SH        SOLE                1,310,679         0      0
CAMECO                      COM              13321L108    552    17,300   SH        DEFINED     1               0    17,300      0
CANADIAN 88 ENERGY          COM              13566G509     94    41,700   SH        DEFINED     1               0    41,700      0
CHIEFTAN INTERL, INC.       COM              16867C101    219     5,000   SH        DEFINED     1               0     5,000      0
COGNICASE INC.              COM              192423101     41     7,500   SH        DEFINED     1               0     7,500      0
COINSTAR INC.               COM              19259P300      0     35000   SH        SOLE                   35,000         0      0
COMINCO                     COM              200435105    372    13,300   SH        DEFINED     1               0    13,300      0
CONCORD COMM.               COM              206186108    499    55,477   SH        SOLE                   55,477         0      0
COREL CORP.                 COM              21868Q109    101    23,000   SH        DEFINED     1               0    23,000      0
COTT                        COM              22163N106    312    18,700   SH        DEFINED     1               0    18,700      0
CYTEX                       COM              232946103     72     3,126   SH        SOLE                    3,126         0      0
DELTA & PINE LAND           COM              247357106  4,191   219,905   SH        SOLE                  219,905         0      0
DESCARTES SYSTEMS           COM              249906108    421    15,200   SH        DEFINED     1               0    15,200      0
DEVON ENERGY CORP           COM              25179M103  8,124   154,747   SH        SOLE                  154,747         0      0
DIA MET MINERALS            CL B ML VTG      25243K307    166     7,600   SH        DEFINED     1               0     7,600      0
DOREL INDUSTRIES            COM              25822C205    219     7,600   SH        DEFINED     1               0     7,600      0
ECHO BAY MINES              COM              278751102     66    43,800   SH        DEFINED     1               0    43,800      0
EVERGREEN RESOURCES         COM              299900308 75,861 2,006,375   SH        SOLE                2,006,375         0      0
EXTENDICARE INC.            COM              30224T871  1,283    19,800   SH        DEFINED     1               0    19,800      0
FAHNESTOCK VINER HLD        COM              302921101    119     3,000   SH        DEFINED     1               0     3,000      0
FEDERATED DEPT STORES       COM              31410H101  1,511     35547   SH        SOLE                   35,547         0      0
FEDERATED DEPT STORES       WARRANTS         31410H127    130      8620   SH        SOLE                    8,620         0      0
FOUR SEASONS HOTELS         SUB VTG SH       35100E104    613     7,306   SH        DEFINED     1               0     7,306      0
FUSION MEDICAL TECH         COM              000361281     96     13036   SH        DEFINED     2               0     13036      0
GLAMIS GOLD, LTD.           COM              376775102     94    22,000   SH        DEFINED     1               0    22,000      0
GOLDEN STATE VINTNERS       COM              38121K208  2,667   658,695   SH        SOLE                  658,695         0      0
GUIDANT CORP.               COM              401698105     89     2,468   SH        SOLE                    2,468         0      0
HOLLINGER                   COM              43556c606     38     3,000   SH        DEFINED     1               0     3,000      0
HUMMINGBIRD COMMUN          COM              44544R101    144     5,800   SH        DEFINED     1               0     5,800      0
IMAX CORP.                  COM              45245E109     20     6,500   SH        DEFINED     1               0     6,500      0
INFORMIX CORP.              COM              456779107     77     25538   SH        DEFINED     2               0     25538      0
INTERTAPE PLYMR GRP         COM              460919103    165     8,800   SH        DEFINED     1               0     8,800      0
INTRAWEST CORP.             COM              460915200    408    13,600   SH        DEFINED     1               0    13,600      0
IPSCO INC.                  COM              462622101    292    12,700   SH        SOLE                   12,700         0      0
K-SWISS, INC                COM              482686102  4,830   200,000   SH        DEFINED     1               0   200,000      0
KINROSS GOLD                COM              496902107    120    93,800   SH        DEFINED     1               0    93,800      0
LTV CORP                    COM              501921100      8    62,413   SH        SOLE                   62,413         0      0
ELI LILLY & CO.             COM              532457108    104     1,404   SH        SOLE                    1,404         0      0
LODGENET ENTERTAINMENT      COM              540211109    373    80,000   SH        SOLE                   80,000         0      0
MDC CORPORATION             COM              55267W309     69     5,100   SH        DEFINED     1               0     5,100      0
MERIDIAN GOLD INC.          COM              589975101    276    23,200   SH        DEFINED     1               0    23,200      0
METHANEX                    COM              59151K108    299    35,900   SH        DEFINED     1               0    35,900      0
MOORE CORP, LTD             COM              615785102    228    27,600   SH        DEFINED     1               0    27,600      0
NABORS INDUSTRIES, INC.     COM              629568106 26,040   699,999   SH        SOLE                  699,999         0      0
OCEAN ENERGY, INC.          COM              674812201  1,745   100,000   SH        SOLE                  100,000         0      0
OPEN TEXT CORP.             COM              683715106    221     6,200   SH        DEFINED     1               0     6,200      0
PAN AMERICAN SILVER         COM              697900108     66    11,600   SH        DEFINED     1               0    11,600      0
PENNY J. C.                 COM              708160106    103     9,453   SH        SOLE                    9,453         0      0
PREMDOR INC.                COM              74046P105    149    13,700   SH        DEFINED     1               0    13,700      0
PSC, INC.                   COM              69361E107    260   422,500   SH        SOLE                  422,500         0      0
QLT PHOTOTHERAPEUT          COM              746927102    633    21,100   SH        DEFINED     1               0    21,100      0
QUEBECOR PRINTING           COM              748203106    374    14,700   SH        DEFINED     1               0    14,700      0
RESEARCH IN MOTION          COM              760975102    886    18,100   SH        DEFINED     1               0    18,100      0
ROGERS COMM.                COM              775109200    151     5,800   SH        DEFINED     1               0     5,800      0
ROYAL GROUP TECH            COM              779915107    651    23,300   SH        DEFINED     1               0    23,300      0
SHAW CORP.                  CL B NVT         82028K200      1        37   SH        DEFINED     1               0        37      0
SIERRA WIRELESS             COM              826516106    140     5,000   SH        DEFINED     1           4,600     4,600      0
STEINWAY MUSICAL INST.      COM              858495104 27,769 1,543,553   SH        SOLE                1,543,553         0      0
SUIZA FOODS CORP.           COM              865077101 74,807 1,439,980   SH        SOLE                1,439,980         0      0
TANGRAM ENTERPRISE          COM              875924102      1       770   SH        SOLE                      770         0      0
TELESYSTEM INTL.            SUB VTG          879946101     44    24,100   SH        DEFINED     1               0    24,100      0
TESCO CORP.                 COM              88157K101     18    10,600   SH        DEFINED     1               0    10,600      0
TLC LASER EYE               COM              872934104    138    11,600   SH        DEFINED     1               0    11,600      0
VASOGEN                     COM              92232F103    130    14,000   SH        DEFINED     1               0    12,600      0
WALKER INTERACTIVE SYST     COM              931664106     28    43,669   SH        SOLE                   43,669         0      0
WESTAIM CORP                COM              956909105    247    24,300   SH        DEFINED     1               0    22,300      0
ZI CORPORATION              COM              988918108    129    11,600   SH        DEFINED     1               0    10,800      0